FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest income	$ 59	$ 82	$ 75
Interest expenses	(189)	(180)	(356)
Foreign currency exchange difference, net	29	(11)	123
Changes in the fair value of financial instruments	202	239	444
Result from present value measurement	(3)	(7)	(10)
Other financial results	(5)	(15)	(7)
Total	93	108	269
Financial Assets Liabilities At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Interest income	59	82	75
Interest expenses	(139)	(146)	(307)
Foreign currency exchange difference, net	(79)	(23)	(1,035)
Changes in the fair value of financial instruments
Result from present value measurement	(4)	(2)	(1)
Other financial results	(5)	(15)	(7)
Total	(168)	(104)	(1,275)
Financial Assets Liabilities At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expenses
Foreign currency exchange difference, net	(48)	(30)	(560)
Changes in the fair value of financial instruments	202	239	444
Result from present value measurement
Other financial results
Total	154	209	(116)
Subtotal Financial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income	59	82	75
Interest expenses	(139)	(146)	(307)
Foreign currency exchange difference, net	(127)	(53)	(1,595)
Changes in the fair value of financial instruments	202	239	444
Result from present value measurement	(4)	(2)	(1)
Other financial results	(5)	(15)	(7)
Total	(14)	105	(1,391)
Nonfinancial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expenses	(50)	(34)	(49)
Foreign currency exchange difference, net	156	42	1,718
Changes in the fair value of financial instruments
Result from present value measurement	1	(5)	(9)
Other financial results
Total	$ 107	$ 3	$ 1,660